Trade Receivables, Net Of Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Trade Receivables, Net Of Provisions [Abstract]
Components Of Trade Receivables

	2011	2012
Trade receivables	$19,593	$6,636
Provision for doubtful accounts	(3,530)	-
	$16,063	$6,636

Change In Allowance For Doubtful Trade Receivables

	Year ended December 31,
	2010	2011	2012
Provision at beginning of period	$3,392	$2,606	$3,530
Expense for doubtful accounts	39	3,335	-
Discontinued operations	1,128	(2,567)	-
Other(1)	(1,953)	156	(3,530)
Provision at the end of period	$2,606	$3,530	$-

(1)            Other includes direct write offs and cash accounting for certain trade receivables.